Transaction	12 Months Ended
Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [text block] [Abstract]
TRANSACTION

2. TRANSACTION

On November 23, 2020, Loral and the Corporation entered into a Transaction Agreement and Plan of Merger (the “Transaction Agreement”) with Telesat Canada, the Partnership, Telesat CanHold Corporation (“CanHoldCo”), Lion Combination Sub Corporation (“Merger Sub”), PSP Investments and Red Isle Private Investments Inc. (“Red Isle”), a wholly owned subsidiary of PSP Investments incorporated under the Laws of Canada.

Subject to the conditions set forth in the Transaction Agreement, the Transaction resulted in the Loral shareholders, PSP Investments (indirectly through Red Isle) and certain individual shareholders (other than the Voting Directors) of Telesat Canada owning indirectly through the Corporation and the Partnership approximately the same percentage of equity as they held in Telesat Canada, the Corporation becoming the publicly traded general partner of the Partnership and the Partnership indirectly owning all of the economic interests in Telesat Canada.

The Transaction Agreement provided that, subject to the terms and conditions therein, Merger Sub merged with and into Loral with Loral surviving the merger as a wholly owned subsidiary of Telesat Partnership.

The Transaction was effected through a series of transactions, including: (i) Red Isle contributing approximately US$5 million in value of its equity interests in Telesat Canada in exchange for Class C Shares and the balance of its equity interest in Telesat Canada in exchange for Class C Units (PSP Investments will also (a) be entitled to a payment of US$7 million, (b) be entitled to receive a post-closing economic adjustment reflecting the net asset value of Loral’s non-Telesat Canada assets and liabilities, and (c) will be indemnified for certain losses incurred by Telesat Corporation following the consummation of the Transaction); (ii) consummation of the transactions contemplated by the Stockholder Contribution Agreements; (iii) consummation of the transactions contemplated by the Voting Director Contribution Agreement; (iv) the Merger, with Loral surviving the Merger as a wholly owned subsidiary of Telesat Partnership and the other Loral stockholders receiving Telesat Public Shares and/or Telesat Partnership Units; and (v) consummation of the transactions contemplated by the Optionholder Exchange Agreements.

In furtherance of the Transaction, on April 26, 2021, the Corporation and the Partnership filed a Registration Statement on Form F-4 with the SEC, which was subsequently amended on May 28, 2021 and June 24, 2021, and declared effective on June 30, 2021.

On August 6, 2021, Telesat Canada was notified that applications filed with the Federal Communications Commission (the “FCC”) for the transfer of control of Telesat Canada’s FCC licenses in connection with the Transaction had been approved.

The Transaction was approved by Loral’s shareholders at the August 23, 2021 meeting.

The Transaction was completed as of November 18, 2021.

The voting common shares of Loral which used to be traded on the NASDAQ under the symbol “LORL”, were delisted and ceased trading after market close on November 18, 2021. Following which, the Class A Common Shares and Class B Variable Voting Shares of the Corporation started trading at NASDAQ and the Toronto Stock Exchange under the ticker symbol “TSAT” on November 19, 2021.

The Transaction has been accounted for as a reorganization, with Telesat Canada being the predecessor entity, as it is considered a capital transaction amongst Telesat Canada’s direct and indirect shareholders, in accordance with interpretative guidance in IFRS 3, Business Combinations and IFRS 10, Consolidated Financial Statements. Following the Transaction, the voting rights and ownership interests of Telesat Canada’s direct and indirect shareholders will have been materially preserved and no individual party will have acquired a majority voting or ownership interest in Telesat Corporation. Upon assessment of the voting power attributed to the various shareholders of Telesat Corporation, this Transaction represents a transfer among entities that have a high degree of common ownership as no single party to the Transaction will be considered to control Telesat Corporation, as no party will obtain a majority voting or ownership interest. As part of the Transaction, an immaterial amount of net assets held by Loral, that are unrelated to Telesat Canada, are being acquired by Telesat Corporation. Upon the consummation of the Transaction, changes to the economic interests in Telesat Canada held by Loral, Red Isle and the other shareholders of Telesat as a result of the Transaction have been reflected as changes in equity, representing the shareholders’ residual rights to the acquired assets and liabilities.